Share Capital - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands											12 Months Ended
	Dec. 10, 2025 CAD ($) shares	Oct. 15, 2025 CAD ($)	Jun. 10, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 $ / shares	Dec. 10, 2024 CAD ($) shares	Jun. 10, 2024 CAD ($) shares	May 28, 2024 CAD ($) shares	May 28, 2024 USD ($) shares	May 14, 2024 CAD ($) shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Oct. 15, 2025 $ / shares shares	Oct. 15, 2025 $ / shares shares	Dec. 31, 2023 CAD ($)
Disclosure of classes of share capital [line items]
Stock Issued During Period, Shares, Stock Options Exercised | shares											10,415,004	8,757,006
Proceeds from the issue of ordinary shares										$ 226,000
Exercise of options											$ (34,703)	$ (20,160)
Shares issued for convertible debenture interest payments, shares | shares	635,659		906,785			704,584	215,219
Issue of shares on convertible debenture interest payment	$ 8,181		$ 7,880			$ 7,976	$ 2,088				$ 16,061	10,064
Proceeds from issuing shares		$ 948,600
Share issuance costs		41,900
Percentage of issued and outstanding shares acquired											10.00%
Options granted, maximum term											10 years
Share-based payments (Note 10(b))											$ 38,222	29,534
Share Issuance Other Costs		$ 3,900
Payment for share issue costs										$ 10,336
Increase decrease in the shares issued during the period | shares										20,161,290
Commission Fees [Member]
Disclosure of classes of share capital [line items]
Share issuance costs										$ 9,084
Other Transaction Costs [Member]
Disclosure of classes of share capital [line items]
Share issuance costs										1,252
CHESS Depository Interests [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares													45,801,527	45,801,527
Par value per share | $ / shares														$ 13.1
Common Stock [Member]
Disclosure of classes of share capital [line items]
Common shares issued | shares													33,112,583	33,112,583
Par value per share | $ / shares													$ 12.08
Equity Distribution Agreement At The Market Programme December Two Thousand And Twenty Four [Member]
Disclosure of classes of share capital [line items]
Proceeds from the issue of ordinary shares				$ 134,948
Share issuance costs				1,349
Maximum value of shares authorized to be sold under ATM program										$ 275,900					$ 500,000
Payment for share issue costs				$ 4,993
Average share price | $ / shares					$ 10.38
Increase decrease in the shares issued during the period | shares				13,000,800
Equity Distribution Agreement At The Market Programme December Two Thousand And Twenty Four [Member] | Other Transaction Costs [Member]
Disclosure of classes of share capital [line items]
Share issuance costs				$ 3,644
Two Zero Two Four Debentures [Member]
Disclosure of classes of share capital [line items]
Establishment fee (shares) | shares								909,090	909,090
Establishment fee								$ 10,235	$ 7,500
Included in exploration and evaluation assets [member]
Disclosure of classes of share capital [line items]
Capitalized to exploration and evaluation assets											9,889	6,911
Expensed to the statement of loss profit and comprehensive loss profit [member]
Disclosure of classes of share capital [line items]
Share-based payments (Note 10(b))											38,222	29,534
Reserves [member]
Disclosure of classes of share capital [line items]
Exercise of options											17,976	10,760
Expense from equity settled share based payment transactions											$ 48,111	$ 36,445